Taxes - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Unrecognized tax benefits	$ 8,568	$ 7,146	$ 6,759	$ 7,031
Offsetting tax benefits associated with timing adjustments, U.S. tax credits, potential transfer pricing adjustments, and state income taxes	574
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	7,994	6,562	6,041
Interest expense and penalties, net (benefit)/charge recognized	117	13	$ (14)
Interest and penalties accrued	843	$ 819
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 368